Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Abstract]
In-process precious metals	$ 100.4	$ 126.2
Ore in stockpiles	100.8	42.2
Parts and supplies	81.8	77.2
Dore, and refined precious metals	27.3	12.5
Inventories	310.3	258.1
Less: Long-term inventory	(84.9)	(25.3)
Current inventories	$ 225.4	$ 232.8